Organization and principal activities - Schedule of Condensed Consolidated Cash Flows Data for the VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Investments in and Advances to Affiliates
Net cash provided by (used in) operating activities	¥ (176,152)	$ (25,191)	¥ 94,283	¥ (32,081)
Net cash provided by investing activities	2,185,278	312,492	3,678,535	53,206
Net cash used in financing activities	(2,498,192)	$ (357,237)	(3,104,671)	(202,294)
Variable Interest Entity (VIE)
Investments in and Advances to Affiliates
Net cash provided by (used in) operating activities	(352,269)		24,602	56,821
Other investing activities	338,817		(22,838)	(49,263)
Net cash provided by investing activities	¥ 338,817		¥ (22,838)	¥ (49,263)